Employee Benefit Obligations and Share-Based Payments - Equity and Cash Settled - Additional Information (Details)		12 Months Ended
	May 24, 2021 Tranche PSU	Dec. 31, 2022 USD ($) shares OptionPlan $ / shares	Dec. 31, 2021 USD ($) shares OptionPlan $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Disclosure Of Employers Tax Liability [Line Items]
Current employee benefit obligations		$ 2,400,000	$ 8,300,000
Weighted average share price at the date of exercise options exercised | $ / shares		$ 12.37	$ 43.36	$ 34.66
Equity - settled share based payments		$ 244,856,000	$ 196,167,000	$ 291,633,000
Number of share appreciation rights granted | shares		9,301,845	1,940,595	8,082,853
Weighted average fair value of options granted		$ 5.69	$ 19.62
Weighted average fair value of RSUs granted		$ 10.53	$ 54.32
Number of options exercisable | shares		25,692,435	18,293,805
Grant date fair value		$ 99,000,000
Selling, General and Administrative Expenses
Disclosure Of Employers Tax Liability [Line Items]
Equity - settled share based payments		25,200,000	$ 15,100,000
Employers Tax Liability on Share Based Payments
Disclosure Of Employers Tax Liability [Line Items]
Current employee benefit obligations		3,600,000	7,700,000
Cash Settled Share Based Payments
Disclosure Of Employers Tax Liability [Line Items]
Current employee benefit obligations		$ 100,000	$ 500,000
Vesting period		less than one year
Equity Settled
Disclosure Of Employers Tax Liability [Line Items]
Number of share option plans | OptionPlan		4	4
Equity - settled share based payments		$ 290,300,000	$ 219,900,000	$ 170,100,000
Cash Settled
Disclosure Of Employers Tax Liability [Line Items]
Number of share option plans | OptionPlan		1
2018 Plan | Jose Neves, the Company’s Founder, Chief Executive Officer and Chairman of the Board (the “CEO”)
Disclosure Of Employers Tax Liability [Line Items]
Number of PSU granted | PSU	8,440,000
Performance period	8 years
Number of tranche | Tranche	8
Average closing price period	90 days
Share Appreciation Rights
Disclosure Of Employers Tax Liability [Line Items]
Intrinsic value of liabilities from share-based payment transactions		$ 100,000	$ 10,500,000
Number of share appreciation rights granted | shares		100,000	49,000
Cash settled share based payment transaction expense		$ 10,100,000	$ 9,300,000	$ 28,000,000.0
Revaluation gain (loss)		10,000,000	1,200,000
Intrinsic value		200,000	12,700,000
Aggregate intrinsic value for options fully vested		$ (500,000)	$ 9,400,000